LOANS RECEIVABLE - Schedule of Collateral Payable Associated With Loans Receivable, Current (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 689,430	$ 620,633
Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current		620,633	$ 444,839
Digital Assets
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	689,136	620,633
Digital Assets | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current		620,633	444,839
Collateral payable — Cash
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current	$ 294	0
Collateral payable — Cash | Galaxy Digital Holdings, LP
Financing Receivable, Allowance for Credit Loss [Line Items]
Collateral payable associated with loans receivable, current and non-current		$ 0	$ 0